STATUTORY RESERVES (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
STATUTORY RESERVES
Required percentage of after-tax-profit allocated to general reserve	10.00%
General reserve as a percentage of registered capital up to which after-tax profit shall be transferred	50.00%
Required percentage of after tax profit allocated to development fund	25.00%
Percentage of annual increase of net assets to be set aside prior to payment of dividends	25.00%
Appropriation to statutory reserve	5,094	4,341	7,043